Business Combinations (Details) (USD $)	12 Months Ended	0 Months Ended		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	1 Months Ended	10 Months Ended	0 Months Ended
	Dec. 31, 2013	Mar. 02, 2012	Feb. 01, 2013 bbl	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 15, 2013 bbl ft item	Dec. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 12, 2012 item	Feb. 14, 2013	Feb. 28, 2013
Acquisitions
Reduction in fair value of ethanol plant	$ (146,900,000)
Summary of the purchase price
Fair value of common units issued in equity consideration (in dollars per share)		22.31
Liabilities assumed:
Goodwill	154,078,000			154,078,000		154,078,000		154,078,000	32,326,000			154,078,000		32,326,000
Estimated remaining amortization expense
2014	18,045,000							18,045,000				18,045,000
2015	9,886,000							9,886,000				9,886,000
Total	67,769,000							67,769,000	60,822,000			67,769,000		60,822,000
8.00% senior notes due 2018
Supplemental Pro-Forma Information
Stated interest rate (as a percent)																8.00%
AE Holdings
Summary of the purchase price
Number of common units issued		5,850,000
Basin Transload
Acquisitions
Percentage of outstanding membership interests acquired from AE Holdings	60.00%		60.00%					60.00%				60.00%					60.00%
Combined rail loading capacity per day (in barrels)			160,000
Number of transloading facilities operated			2
Expenditures related to certain capital expansion projects			91,100,000
Summary of the purchase price
Net assets acquired			91,083,000
Assets purchased:
Accounts receivable			2,003,000
Prepaid expenses			68,000
Property and equipment			29,112,000
Intangibles			26,162,000
Total identifiable assets purchased			57,345,000
Liabilities assumed:
Accounts payable			(1,326,000)
Total liabilities assumed			(1,326,000)
Net identifiable assets acquired			56,019,000
Non-controlling interest			(51,000,000)
Goodwill			86,064,000
Net assets acquired			91,083,000
Intangible assets acquired
Amortization period	2 years					2 years
Amortization expense	12,000,000			2,800,000	3,000,000	8,300,000	8,000,000
Estimated remaining amortization expense
2014	11,200,000							11,200,000				11,200,000
2015	2,690,000			2,869,000		2,869,000		2,690,000				2,690,000
Total	13,890,000			5,624,000		5,624,000		13,890,000				13,890,000
Actual results since acquisition date
Amount of sales of acquiree included in consolidated operating results since acquisition date								8,700,000
Amount of net loss of acquiree included in consolidated operating results since acquisition date								2,300,000
Basin Transload | Pro-forma
Supplemental Pro-Forma Information
Sales									17,875,503,000	16,426,250,000
Net income									14,666,000	9,205,000
Net income per limited partner unit, basic and diluted									$ 0.48	$ 0.32
Cascade Kelly
Acquisitions
Percentage of outstanding membership interests acquired from AE Holdings											100.00%
Rail transloading facility, storage capacity (in barrels)											200,000
Purchase price											94,200,000
Summary of the purchase price
Net assets acquired											94,179,000
Preliminary allocation of the purchase price
Deepwater marine terminal, leased dock access capacity (in feet)											1,200
Assets purchased:
Accounts receivable											296,000
Inventory											131,000
Prepaid expenses											96,000
Property and equipment											60,903,000
Intangibles											0
Total identifiable assets purchased											61,426,000
Liabilities assumed:
Accounts payable											(1,428,000)
Other current liabilities											(1,507,000)
Total liabilities assumed											(2,935,000)
Net identifiable assets acquired											58,491,000
Goodwill											35,688,000
Net assets acquired											94,179,000
Actual results since acquisition date
Amount of sales of acquiree included in consolidated operating results since acquisition date								11,000,000
Amount of net loss of acquiree included in consolidated operating results since acquisition date								200,000
Cascade Kelly | Purchase price adjustment | Ethanol plant
Acquisitions
Reduction in fair value of ethanol plant												35,700,000
Cascade Kelly | 8.00% senior notes due 2018
Supplemental Pro-Forma Information
Stated interest rate (as a percent)											8.00%
Cascade Kelly | Pro-forma
Supplemental Pro-Forma Information
Sales									17,875,503,000	16,426,250,000
Net income									14,666,000	9,205,000
Net income per limited partner unit, basic and diluted									$ 0.48	$ 0.32
Alliance
Acquisitions
Purchase price		312,400,000
Summary of the purchase price
Number of common units issued													5,850,000
Total fair value of common units issued		130,500,000
Liabilities assumed:
Cash consideration		181,900,000
Actual results since acquisition date
Amount of sales of acquiree included in consolidated operating results since acquisition date														1,800,000,000
Amount of net loss of acquiree included in consolidated operating results since acquisition date														26,400,000
Alliance receivable
Receivable amount		4,700,000
Receivable fair value		0
Alliance | Pro-forma
Supplemental Pro-Forma Information
Sales									17,875,503,000	16,426,250,000
Net income									14,666,000	9,205,000
Net income per limited partner unit, basic and diluted									$ 0.48	$ 0.32
Alliance | AE Holdings
Acquisitions
Percentage of outstanding membership interests acquired from AE Holdings		100.00%
Alliance | AE Holdings | Members of Slifka family
Acquisitions
Affiliate ownership percentage of seller in acquisition		95.00%
Mutual Oil
Summary of the purchase price
Net assets acquired															5,700,000
Number of gasoline stations acquired															6
Liabilities assumed:
Goodwill															1,200,000
Net assets acquired															5,700,000
Cash consideration															$ 6,900,000